Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Taxes
Deferred tax assets	$ 10,522,725	$ 13,392,480
Deferred tax liabilities	(11,824,515)	(13,479,336)
Net deferred income tax	$ (1,301,790)	$ (86,856)